Document and Entity Information	12 Months Ended
Dec. 28, 2014
Document and Entity Information
Entity Registrant Name	Smart & Final Stores, Inc.
Entity Central Index Key	0001563407
Document Type	S-1/A
Document Period End Date	Dec. 28, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-28
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY